Cover	Jul. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2024
Entity File Number	000-49990
Entity Registrant Name	PCS Edventures!, Inc.
Entity Central Index Key	0001122020
Entity Tax Identification Number	82-0475383
Entity Incorporation, State or Country Code	ID
Entity Address, Address Line One	11915 W. Executive Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83713
City Area Code	(208)
Local Phone Number	343-3110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false